The Investment Company of America 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

March 5, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Investment Company of America
File Nos. 002-10811 and 811-00116

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 28, 2014 of the Registrant’s Post-Effective Amendment No. 126 under the Securities Act of 1933 and Amendment No. 50 under the Investment Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton